Document And Entity Information	Jan. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2021
Entity Registrant Name	Glatfelter Corporation
Entity Central Index Key	0000041719
Entity Emerging Growth Company	false
Entity File Number	001-03560
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-0628360
Entity Address, Address Line One	4350 Congress Street
Entity Address, Address Line Two	, Suite 600
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28209
City Area Code	704
Local Phone Number	885-2555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	GLT
Security Exchange Name	NYSE